Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Property and equipment, net
Property and equipment, gross	¥ 17,818,468	¥ 14,832,245
Less: Accumulated depreciation	(3,766,044)	(3,092,864)
Less: Accumulated impairment	(467,965)	(482,571)
Property and equipment, net	13,584,459	11,256,810	$ 2,081,909
Property and Equipment Reclassification To Held For Sale	299,319
Land Use Rights Reclassification To Held For Sale	109,429
General and administrative expenses
Property and equipment, net
Less: Accumulated impairment		(420,800)
Buildings
Property and equipment, net
Property and equipment, gross	11,381,720	6,689,846
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross	3,155,216	3,137,031
Leasehold improvements
Property and equipment, net
Property and equipment, gross	1,296,018	840,895
Motor vehicles
Property and equipment, net
Property and equipment, gross	33,420	382,218
Software
Property and equipment, net
Property and equipment, gross	128,211	69,898
Construction in process
Property and equipment, net
Property and equipment, gross	¥ 1,823,883	¥ 3,712,357